Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
DILUTED NET LOSS PER SHARE				$ 134.80	$ 122.26			$ 611.33	$ 56.99
WEIGHTED AVERAGE NUMBER OF SHARE DILUTED (in Shares)				101,321	82,829			87,487	65,639
Class A Ordinary Shares Subject To Possible Redemption | Moringa Acquisition Corp
DILUTED NET LOSS PER SHARE	$ 0.03	$ (0.02)	$ (0.16)			$ 0.02	$ (0.04)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF SHARE DILUTED (in Shares)			41,837					9,875,342
Non-Redeemable Class A and Class B Ordinary Shares | Moringa Acquisition Corp
DILUTED NET LOSS PER SHARE	$ (0.02)	$ (0.02)	$ (0.16)			$ (0.04)	$ (0.04)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF SHARE DILUTED (in Shares)			1,202,806					3,301,959